Summary of Significant Accounting Policies - Summary of Customer Concentration Risk (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
Operating revenues	¥ 1,195,552	$ 168,390	¥ 1,157,908	¥ 2,245,016
Accounts receivable	178,294		250,667		$ 25,112
Customer A [Member]
Concentration Risk [Line Items]
Operating revenues	290,351		309,781	¥ 715,287
Accounts receivable	¥ 47,177		¥ 32,456
Customer A [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	24.00%	24.00%	27.00%	32.00%
Customer A [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	26.00%	13.00%
Customer K [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 80,427		¥ 140,991	¥ 489,862
Accounts receivable	¥ 26,314		¥ 47,941
Customer K [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	7.00%	7.00%	12.00%	22.00%
Customer K [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	15.00%	19.00%
Customer M [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 20,659
Customer M [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable			¥ 37,531
Concentration risk, percentage	12.00%	12.00%	15.00%
Customer H [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 138,125		¥ 60,402	¥ 186,036
Concentration risk, percentage	12.00%	12.00%	5.00%	8.00%
Customers [Member] | Operating revenue [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Operating revenues	¥ 508,903		¥ 511,174	¥ 1,391,185
Concentration risk, percentage	43.00%	43.00%	44.00%	62.00%
Customers [Member] | Accounts receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 94,150		¥ 117,928
Concentration risk, percentage	53.00%	53.00%	47.00%